Investment in Associate	12 Months Ended
Jun. 30, 2025
Disclosure of associates [abstract]
Investment in Associate

Note 8. Investment in Associate

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Non-Current Assets
Investment in Snow Lake Resources	-	7,104,167

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:

Opening carrying amount	7,104,167	16,767,507
Disposal of Snow Lake Resources investment	(10,502,017)	-
Gain from sale of investment in Snow Lake Resources	6,934,776	-
Share of Snow Lake Resources loss for period	-	(1,975,595)
Impairment and equity method loss of Snow Lake Resources	(3,211,587)	(7,687,745)
Investment costs	(325,339)	-

Closing carrying amount	-	7,104,167

Snow Lake Resources was an investment in associate of Nova Minerals Limited in the prior period. Upon discontinuation of equity accounting, the investment was to be accounted for at fair value, and an impairment amount of A$3,211,587 was recognized. On December 31, 2024 Nova sold its entire investment of 6.6 million shares in Snow Lake Resources, realizing A$10.85 million in gross proceeds.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025